Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

							2025
	Lands, dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Others	Total
Balance at the beginning of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Cost	1,673,095	2,487,702	381,216	188,759	208,627	34,817	4,974,216
Accumulated depreciation and impairment	(774,933)	(1,779,910)	(67,504)	(94,414)	(149,075)	(10,872)	(2,876,708)
Balance at the beginning of the year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Additions	-	2	351,857	8,304	-	10	360,173
Disposals and write-offs	(46)	(2,337)	(851)	-	-	(82)	(3,316)
Depreciation	(72,746)	(110,002)	-	(8,785)	(1,020)	(722)	(193,275)
Impairment reversal (loss) of long-lived assets - note 31	2,761	(1,415)	(3,963)	9,331	1,143	6	7,863
Foreign exchange effects	75,273	60,144	11,260	10,522	710	1,832	159,741
Remeasurement	-	-	-	3,093	-	-	3,093
Effect of new subsidiary acquisition	571	55	-	-	-	228	854
Transfers	156,214	52,087	(202,601)	-	(4,707)	38	1,031
Balance at the end of year	1,060,189	706,326	469,414	116,810	55,678	25,255	2,433,672
Cost	1,942,174	2,586,948	542,522	213,674	126,979	37,525	5,449,822
Accumulated depreciation and impairment	(881,985)	(1,880,622)	(73,108)	(96,864)	(71,301)	(12,270)	(3,016,150)
Balance at the end of year	1,060,189	706,326	469,414	116,810	55,678	25,255	2,433,672
Average annual depreciation rates %	4	11	-	UoP	UoP	8
							2024
	Lands, dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Others	Total
Balance at the beginning of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the beginning of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Additions	-	667	276,839	45,891	-	85	323,482
Disposals and write-offs	(23)	(3,408)	(8,984)	-	(4,111)	(53)	(16,579)
Depreciation	(104,929)	(113,679)	-	(5,221)	(834)	(1,201)	(225,864)
Impairment reversal (loss) of long-lived assets - note 31	12,147	964	(7,149)	1,495	(50,197)	336	(42,404)
Divestments	(2,990)	(4,265)	(290)	(1,377)	(4,150)	(381)	(13,453)
Foreign exchange effects	(163,559)	(133,501)	(34,196)	(16,857)	(2,946)	(4,369)	(355,428)
Remeasurement	-	-	-	(9,947)	-	-	(9,947)
Transfers	243,150	112,594	(357,948)	-	30	1,261	(913)
Balance at the end of year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Cost	1,673,095	2,487,702	381,216	188,759	208,627	34,817	4,974,216
Accumulated depreciation and impairment	(774,933)	(1,779,910)	(67,504)	(94,414)	(149,075)	(10,872)	(2,876,708)
Balance at the end of year	898,162	707,792	313,712	94,345	59,552	23,945	2,097,508
Average annual depreciation rates %	4	9	-	UoP	UoP

(i) Only mining projects of the operating unit Atacocha are being depreciated under the UoP method.